Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2017
Registrant Name	AMERICAN FUNDS COLLEGE TARGET DATE SERIES
Central Index Key	0001547011
Amendment Flag	false
Document Creation Date	Dec. 29, 2017
Document Effective Date	Jan. 01, 2018
Prospectus Date	Jan. 01, 2018
American Funds College 2033 Fund ® | Class 529-A
Prospectus:
Trading Symbol	CTLAX
American Funds College 2033 Fund ® | Class 529-C
Prospectus:
Trading Symbol	CTLCX
American Funds College 2033 Fund ® | Class 529-E
Prospectus:
Trading Symbol	CTLEX
American Funds College 2033 Fund ® | Class 529-F-1
Prospectus:
Trading Symbol	CTLFX
American Funds College 2033 Fund ® | Class 529-T
Prospectus:
Trading Symbol	TCFFX
American Funds College 2030 Fund ® | Class 529-A
Prospectus:
Trading Symbol	CTHAX
American Funds College 2030 Fund ® | Class 529-C
Prospectus:
Trading Symbol	CTYCX
American Funds College 2030 Fund ® | Class 529-E
Prospectus:
Trading Symbol	CTHEX
American Funds College 2030 Fund ® | Class 529-F-1
Prospectus:
Trading Symbol	CTHFX
American Funds College 2030 Fund ® | Class 529-T
Prospectus:
Trading Symbol	TAFCX
American Funds College 2027 Fund ® | Class 529-F-1
Prospectus:
Trading Symbol	CTSFX
American Funds College 2027 Fund ® | Class 529-A
Prospectus:
Trading Symbol	CSTAX
American Funds College 2027 Fund ® | Class 529-C
Prospectus:
Trading Symbol	CTSCX
American Funds College 2027 Fund ® | Class 529-E
Prospectus:
Trading Symbol	CTSEX
American Funds College 2027 Fund ® | Class 529-T
Prospectus:
Trading Symbol	TAFAX
American Funds College 2024 Fund ® | Class 529-A
Prospectus:
Trading Symbol	CFTAX
American Funds College 2024 Fund ® | Class 529-C
Prospectus:
Trading Symbol	CTFCX
American Funds College 2024 Fund ® | Class 529-E
Prospectus:
Trading Symbol	CTFEX
American Funds College 2024 Fund ® | Class 529-F-1
Prospectus:
Trading Symbol	CTFFX
American Funds College 2024 Fund ® | Class 529-T
Prospectus:
Trading Symbol	TCAFX
American Funds College 2021 Fund ® | Class 529-A
Prospectus:
Trading Symbol	CTOAX
American Funds College 2021 Fund ® | Class 529-C
Prospectus:
Trading Symbol	CTOCX
American Funds College 2021 Fund ® | Class 529-E
Prospectus:
Trading Symbol	CTOEX
American Funds College 2021 Fund ® | Class 529-F-1
Prospectus:
Trading Symbol	CTOFX
American Funds College 2021 Fund ® | Class 529-T
Prospectus:
Trading Symbol	TAACX
American Funds College 2018 Fund ® | Class 529-A
Prospectus:
Trading Symbol	CNEAX
American Funds College 2018 Fund ® | Class 529-C
Prospectus:
Trading Symbol	CNECX
American Funds College 2018 Fund ® | Class 529-E
Prospectus:
Trading Symbol	CNEEX
American Funds College 2018 Fund ® | Class 529-F-1
Prospectus:
Trading Symbol	CNEFX
American Funds College 2018 Fund ® | Class 529-T
Prospectus:
Trading Symbol	TAATX
American Funds College Enrollment Fund ® | Class 529-A
Prospectus:
Trading Symbol	CENAX
American Funds College Enrollment Fund ® | Class 529-C
Prospectus:
Trading Symbol	CENCX
American Funds College Enrollment Fund ® | Class 529-E
Prospectus:
Trading Symbol	CENEX
American Funds College Enrollment Fund ® | Class 529-F-1
Prospectus:
Trading Symbol	CENFX
American Funds College Enrollment Fund ® | Class 529-T
Prospectus:
Trading Symbol	TCADX